Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Borrowings

								At December 31,
(in millions of Euros)	At June 30, 2019							2018
	Nominal			Nominal
	Value	Nominal	Effective	Value	(Arrangement	Accrued	Carrying	Carrying
	in Currency	rate	rate	In Euros	fees)	interests	value	value
Secured Pan-U.S. ABL (A)	$106	Floating	4.43%	93	—	—	93	—
(due 2022)
Secured Inventory Based Facility (B)	—	Floating	—	—	—	—	—	—
(due 2021)
Senior Unsecured Notes
Constellium SE	$400	5.75%	6.26%	352	(3)	2	351	348
(Issued May 2014, due 2024)
Constellium SE	€300	4.63%	5.16%	300	(2)	2	300	300
(Issued May 2014, due 2021)
Constellium SE	$650	6.63%	7.13%	571	(11)	13	573	568
(Issued February 2017, due 2025)
Constellium SE	$500	5.88%	6.26%	439	(7)	10	442	440
(Issued November 2017, due 2026)
Constellium SE	€400	4.25%	4.57%	400	(6)	6	400	399
(Issued November 2017, due 2026)
Unsecured Revolving Credit Facility (C)	—	Floating	—	—	—	—	—	—
(due 2021)
Lease liabilities	—	—	—	187	—	—	187	73
Other loans (D)	—	—	—	31	—	1	32	23

Total Borrowings	—	—	—	2,373	(29)	34	2,378	2,151

Of which non-current							2,216	2,094
Of which current							162	57

Constellium SE Senior Notes are guaranteed by certain subsidiaries.

(A)	On February 20, 2019, the Pan-U.S. ABL was amended to include Bowling Green and increased to $350 million. The credit facility was increased to $400 million on May 10, 2019.
(B)	On March 15, 2019, the secured Inventory Based Facility maturity was extended to 2021.
(C)	The Unsecured Revolving Credit Facility has a 7 million borrowing base and is provided by BPI France, a related party.
(D)	Other loans include €11 million of financial liabilities relating to sale and lease-backs of assets that were considered, in substance, as financing arrangements.

Summary of Reconciliation of Movement in Net Borrowings Explanatory

18.2 Movements in borrowings

(in millions of Euros)	Note	Period ended June 30, 2019	Year ended December 31, 2018
At December 31, prior period		2,151	2,127
IFRS 16 application	2	102	—

At January 1		2,253	2,127

Cash flows
Proceeds / (Repayments) from Revolving Credit Facilities and other loans		76	(68)
Payment of lease liabilities		(70)	(15)
Non-cash changes
Borrowings assumed through business combination	3	75	—
New leases and other loans	23	33	28
Movement in interests accrued		1	12
Deferred arrangement fees		2	2
Effects of changes in foreign exchange rates		8	65

At the end of the period		2,378	2,151

Summary of Composition of Carrying Amounts of Total Borrowings

The composition of the carrying amounts of total borrowings in Euro equivalents is denominated in the currencies shown below:

(in millions of Euros)	At June 30, 2019	At December 31, 2018
U.S. Dollar	1,541	1,408
Euro	811	726
Other currencies	26	17

Total borrowings	2,378	2,151